UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II                                                                            as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 102.9%

Security	Shares	Value
Aerospace & Defense — 5.2%
Boeing Company	114,200	$8,899,606
General Dynamics Corp.	283,800	18,157,524
L-3 Communications Holdings, Inc.	121,000	10,380,590
Rockwell Collins, Inc.	200,200	11,281,270
		$48,718,990
Air Freight & Logistics — 1.4%
FedEx Corp.	119,000	13,439,860
		$13,439,860
Auto Components — 1.0%
BorgWarner, Inc.	164,000	9,846,560
		$9,846,560
Beverages — 2.3%
Constellation Brands, Inc., Class A (2)	313,900	7,863,195
PepsiCo, Inc.	238,800	13,800,252
		$21,663,447
Biotechnology — 1.2%
Amgen, Inc. (2)	160,000	11,640,000
		$11,640,000
Capital Markets — 0.8%
Mellon Financial Corp.	200,000	7,120,000
		$7,120,000
Chemicals — 0.8%
Ecolab, Inc.	204,000	7,792,800
		$7,792,800
Commercial Banks — 0.9%
Commerce Bancorp, Inc.	235,600	8,634,740
		$8,634,740
Commercial Services & Supplies — 1.6%
Cendant Corp.	351,800	6,103,730
Cintas Corp.	208,600	8,890,532
		$14,994,262
Communications Equipment — 4.2%
Cisco Systems, Inc. (2)	451,700	9,788,339
Harris Corp.	124,000	5,863,960
QUALCOMM, Inc.	200,000	10,122,000
Tellabs, Inc. (2)	844,800	13,432,320
		$39,206,619

Computer Peripherals — 4.6%
Dell, Inc. (2)	156,200	$4,648,512
EMC Corp. (2)	503,000	6,855,890
NCR Corp. (2)	266,000	11,116,140
Network Appliance, Inc. (2)	310,000	11,169,300
Seagate Technology (2)	370,000	9,742,100
		$43,531,942
Consumer Finance — 0.6%
American Express Co.	106,500	5,596,575
		$5,596,575
Diversified Consumer Services — 2.6%
ServiceMaster Co.	567,000	7,439,040
Weight Watchers International, Inc.	323,900	16,648,460
		$24,087,500
Diversified Financial Services — 0.7%
Citigroup, Inc.	136,500	6,446,895
		$6,446,895
Diversified Telecommunication Services — 1.6%
CenturyTel, Inc.	386,800	15,131,616
		$15,131,616
Electrical Equipment — 1.3%
Thomas & Betts Corp. (2)	243,500	12,511,030
		$12,511,030
Electronic Equipment & Instruments — 1.7%
CDW Corp.	151,800	8,933,430
Flextronics International Ltd. (2)	670,300	6,937,605
		$15,871,035
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	120,000	10,740,000
Halliburton Co.	167,000	12,194,340
Noble Corp.	146,000	11,840,600
		$34,774,940
Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc. (2)	365,200	11,507,452
Safeway, Inc.	338,000	8,490,560
SUPERVALU, Inc.	300,600	9,264,492
		$29,262,504

Food Products — 3.3%
Kellogg Co.	202,400	$8,913,696
Smithfield Foods, Inc. (2)	400,800	11,759,472
Wm. Wrigley Jr. Co.	156,000	9,984,000
		$30,657,168
Health Care Equipment & Supplies — 4.2%
DENTSPLY International, Inc.	144,300	8,391,045
Edwards Lifesciences Corp. (2)	202,400	8,804,400
Fisher Scientific International, Inc. (2)	154,900	10,540,945
Millipore Corp. (2)	108,000	7,890,480
Thoratec Corp. (2)	196,200	3,780,774
		$39,407,644
Health Care Providers & Services — 6.2%
Caremark Rx, Inc. (2)	199,000	9,786,820
DaVita, Inc. (2)	225,500	13,577,355
Henry Schein, Inc. (2)	249,200	11,926,712
LifePoint Hospitals, Inc. (2)	416,900	12,965,590
WellPoint, Inc. (2)	126,000	9,756,180
		$58,012,657
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	230,500	10,918,785
Harrah’s Entertainment, Inc.	143,000	11,148,280
Starwood Hotels & Resorts Worldwide, Inc.	83,300	5,641,909
		$27,708,974
Household Durables — 0.9%
Ryland Group, Inc.	120,000	8,328,000
		$8,328,000
Household Products — 0.9%
Colgate-Palmolive Co.	146,400	8,359,440
		$8,359,440
Industrial Conglomerates — 1.1%
Tyco International, Ltd.	375,600	10,096,128
		$10,096,128
Insurance — 1.9%
PartnerRe Ltd.	142,000	8,816,780
St. Paul Travelers Companies, Inc.	215,000	8,984,850
		$17,801,630
Internet Software & Services — 0.9%
Google, Inc., Class A (2)	22,000	8,580,000
		$8,580,000

IT Services — 2.2%
CheckFree Corp. (2)	240,000	$12,120,000
Paychex, Inc.	196,100	8,169,526
		$20,289,526
Media — 2.6%
Lamar Advertising Co. (2)	250,700	13,191,834
Time Warner, Inc.	644,400	10,819,476
		$24,011,310
Metals & Mining — 2.1%
Alcoa, Inc.	279,700	8,547,632
Inco Ltd. (2)	215,000	10,726,350
		$19,273,982
Multiline Retail — 4.0%
Dollar General Corp.	540,000	9,541,800
Federated Department Stores, Inc.	145,000	10,585,000
Nordstrom, Inc.	214,300	8,396,274
Sears Holdings Corp. (2)	68,300	9,031,992
		$37,555,066
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.	330,000	10,365,300
		$10,365,300
Personal Products — 1.0%
Alberto-Culver Co.	214,200	9,474,066
		$9,474,066
Pharmaceuticals — 7.4%
Abbott Laboratories	217,000	9,215,990
Endo Pharmaceuticals Holdings, Inc. (2)	325,100	10,666,531
Johnson & Johnson	185,800	11,003,076
Mylan Laboratories, Inc.	389,000	9,102,600
Sepracor, Inc. (2)	239,000	11,665,590
Teva Pharmaceutical Industries Ltd. ADR	184,400	7,593,592
Wyeth	208,000	10,092,160
		$69,339,539
Road & Rail — 1.2%
Swift Transportation Co., Inc. (2)	534,200	11,608,166
		$11,608,166
Semiconductors & Semiconductor Equipment — 12.6%
Analog Devices, Inc.	335,000	12,827,150
Cypress Semiconductor Corp. (2)	601,000	10,186,950
Intel Corp.	482,000	9,326,700
Intersil Corp., Class A	348,300	10,072,836
Linear Technology Corp.	273,100	9,580,348

Maxim Integrated Products, Inc.	113,700	$4,223,955
Microchip Technology, Inc.	278,800	10,120,440
Micron Technology, Inc. (2)	612,500	9,016,000
Teradyne, Inc. (2)	1,014,800	15,739,548
Texas Instruments, Inc.	417,000	13,539,990
Veeco Instruments, Inc. (2)	591,900	13,820,865
		$118,454,782
Software — 1.2%
Oracle Corp. (2)	850,161	11,638,704
		$11,638,704
Specialty Retail — 1.2%
Staples, Inc.	425,000	10,846,000
		$10,846,000
Textiles, Apparel & Luxury Goods — 2.6%
Liz Claiborne, Inc.	323,400	13,252,932
NIKE, Inc., Class B	134,000	11,403,400
		$24,656,332
Tobacco — 0.8%
Altria Group, Inc.	106,200	7,525,332
		$7,525,332
Trading Companies & Distributors — 1.2%
MSC Industrial Direct Co., Inc.	207,700	11,219,954
		$11,219,954
Total Common Stocks (identified cost $924,574,397)		$965,481,015

Short-Term Investments — 1.1%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	$2,000	$2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	8,753	8,753,000
Total Short-Term Investments (at amortized cost, $10,753,000)		$10,753,000
Total Investments — 104.0% (identified cost $935,327,397)		$976,234,015

Covered Call Options Written — (4.0)%

	Number of Contracts	Premium Received	Value
Abbott Laboratories, Expires, 5/20/06, Strike 42.50	960	$160,315	$(124,800)
Alberto-Culver Co., Expires 06/17/06, Strike 45.00	885	178,764	(123,900)
Alcoa, Inc., Expires 7/22/06, Strike 30.00	2,797	439,115	(629,325)
Altria Group, Inc., Expires 6/17/06, Strike 75.00	610	190,314	(125,050)
American Express Co., Expires 4/22/06, Strike 52.50	785	148,753	(62,800)
Amgen, Inc., Expires 4/22/06, Strike 75.00	555	107,178	(52,725)
Analog Devices, Inc., Expires 6/17/06, Strike 40.00	3,350	810,675	(402,000)
BJ’s Wholesale Club, Inc., Expires 6/17/06, Strike 30.00	3,652	865,497	(1,013,430)
Boeing Company, Expires 5/20/06, Strike 75.00	1,142	322,034	(513,900)
Borgwarner Inc., Expires 7/22/06, Strike 55.00	600	235,193	(399,000)
Caremark Rx, Inc., Expires 06/17/06, Strike 50.00	700	169,395	(133,000)
Carnival Corp., Expires 07/22/06, Strike 50.00	695	209,884	(86,875)
CDW Corp., Expires 4/22/06, Strike 60.00	1,518	450,832	(144,210)
Cendant Corp., Expires 5/20/06, Strike 17.50	965	120,139	(53,075)
CenturyTel Inc., Expires 4/22/06, Strike 35.00	3,868	284,289	(1,624,560)
CheckFree Corp., Expires 5/20/06, Strike 50.00	1,660	487,455	(481,400)
Chesapeake Energy Corp., Expires 07/22/06, Strike 30.00	1,185	357,859	(379,200)
Cintas Corp., Expires 5/20/06, Strike 40.00	950	272,642	(304,000)
Cisco Systems, Inc., Expires 4/22/06, Strike 17.50	2,285	223,920	(982,550)
Citigroup, Inc., Expires 6/17/06, Strike 50.00	1,365	156,288	(40,950)
Colgate-Palmolive Co., Expires 5/20/06, Strike 55.00	1,464	288,399	(417,240)
Commerce Bancorp, Inc., Expires 6/17/06, Strike 35.00	1,175	125,721	(299,625)
Constellation Brands, Inc., Class A, Expires 4/22/06, Strike 25.00	1,410	179,062	(119,850)
Cypress Semiconductor Corp., Expires 06/17/06, Strike 17.50	2,825	339,872	(296,625)
Davita Inc., Expires 7/22/06, Strike 55.00	1,290	512,114	(903,000)
Dell, Inc., Expires 5/20/06, Strike 30.00	680	135,654	(71,400)
DENTSPLY International, Inc., Expires 4/22/06, Strike 55.00	760	206,714	(258,400)
Diamond Offshore Drilling, Inc., Expires 6/17/06, Strike 80.00	510	340,262	(642,600)
Dollar General Corp., Expires 5/20/06, Strike 17.50	920	116,836	(55,200)
Ecolab, Inc., Expires 4/22/06, Strike 35.00	2,040	160,419	(683,400)
Edwards Lifesciences Corp., Expires 5/20/06, Strike 45.00	2,024	246,920	(172,040)
EMC Corp., Expires 07/22/06, Strike 13.00	1,660	190,064	(224,100)
Endo Pharmaceuticals Holdings, Inc., Expires 4/22/06, Strike 30.00	3,251	510,391	(1,040,320)
Federated Department Stores, Inc., Expires 5/20/06, Strike 70.00	525	197,919	(262,500)

Fedex Corp., Expires 4/22/06, Strike 100.00	1,190	$627,111	$(1,558,900)
Fisher Scientific International, Inc., Expires 6/17/06, Strike 65.00	970	520,874	(485,000)
Flextronics International, Ltd., Expires 4/22/06, Strike 10.00	3,655	323,454	(164,475)
General Dynamics Corp., Expires 5/20/06, Strike 57.50	500	128,946	(340,000)
General Dynamics Corp., Expires 5/20/06, Strike 60.00	1,140	237,683	(513,000)
Google, Inc., Class A, Expires 6/17/06, Strike 400.00	70	160,785	(154,000)
Halliburton Co., Expires 7/22/06, Strike 70.00	1,265	1,011,336	(936,100)
Harrah’s Entertainment, Inc., Expires 5/20/06, Strike 70.00	690	301,517	(593,400)
Harris Corp., Expires 05/20/06, Strike 45.00	680	298,851	(251,600)
Henry Schein, Inc., Expires 4/22/06, Strike 45.00	2,492	416,844	(760,060)
Inco Ltd., Expires 04/22/06, Strike 50.00	970	336,580	(169,750)
Intel Corp., Expires 7/22/06, Strike 20.00	910	170,165	(91,000)
Intersil Corp., Class A, Expires 4/22/06, Strike 25.00	1,645	424,474	(625,100)
Johnson & Johnson, Expires 7/22/06, Strike 60.00	845	117,874	(147,875)
Kellogg Co., Expires 6/17/06, Strike 45.00	645	65,788	(48,375)
L-3 Communications Holdings, Inc., Expires 4/22/06, Strike 75.00	490	184,724	(539,000)
Lamar Advertising Co., Expires 4/22/06, Strike 45.00	1,245	400,878	(946,200)
LifePoint Hospitals, Inc., Expires 05/20/06, Strike 30.00	1,265	400,993	(259,325)
Linear Technology Corp., Expires 5/20/06, Strike 37.50	1,850	604,931	(74,000)
Liz Claiborne, Inc., Expires 4/22/06, Strike 35.00	1,490	338,220	(901,450)
Maxim Integrated Products, Inc., Expires 05/20/06, Strike 40.00	1,137	272,303	(79,590)
Mellon Financial Corp., Expires 6/17/06, Strike 37.50	1,260	146,665	(56,700)
Microchip Technology, Inc., Expires 7/22/06, Strike 35.00	2,788	702,554	(473,960)
Micron Technology Inc., Expires 07/22/06, Strike 16.00	1,625	218,468	(117,812)
Millipore Corp., Expires 07/22/06, Strike 70.00	455	174,169	(282,100)
Mylan Laboratories, Inc., Expires 04/22/06, Strike 20.00	1,195	111,729	(430,200)
NCR Corp., Expires 04/22/06, Strike 40.00	1,465	142,101	(366,250)
Network Appliance, Inc., Expires 06/17/06, Strike 32.50	1,375	363,676	(646,250)
NIKE Inc., Class B, Expires 07/22/06, Strike 90.00	900	178,104	(162,000)
Noble Corp., Expires 6/17/06, Strike 80.00	1,460	959,190	(919,800)
Nordstrom, Inc., Expires: 4/22/06, Strike: 40.00	1,290	254,122	(77,400)
Oracle Corp., Expires 6/17/06, Strike 12.00	3,165	394,030	(617,175)
PartnerRe, Ltd., Expires 5/20/06, Strike 65.00	295	34,514	(21,388)
Paychex Inc., Expires 6/17/06, Strike 40.00	965	112,901	(246,075)
PepsiCo, Inc., Expires 7/22/06, Strike 60.00	2,388	255,508	(226,860)
QUALCOMM, Inc., Expires 7/22/06, Strike 50.00	795	244,057	(294,150)
Rockwell Collins, Inc., Expires 4/22/06, Strike 50.00	1,020	114,235	(642,600)

Ryland Group, Inc., Expires 07/22/06, Strike 70.00	900	$486,285	$(468,000)
Safeway, Inc., Expires 6/17/06, Strike 22.50	2,030	476,020	(629,300)
Seagate Technology, Expires 06/17/06, Strike 30.00	2,085	275,211	(114,675)
Sears Holdings Corp., Expires 06/17/06, Strike 120.00	350	247,442	(535,500)
Sepracor, Inc., Expires 7/22/06, Strike 55.00	560	148,935	(126,000)
Servicemaster Co. (The), Expires 4/22/06, Strike 12.50	5,670	374,208	(382,725)
Smithfield Foods, Inc., Expires 07/22/06, Strike 25.00	455	137,410	(241,150)
St. Paul Travelers Companies, Inc., Expires 7/22/06, Strike 45.00	985	115,241	(83,725)
Staples Inc., Expires 06/17/06, Strike 25.00	2,520	210,413	(378,000)
Starwood Hotels & Resorts Worldwide, Inc., Expires 5/20/06, Strike 65.00	833	272,383	(333,200)
SUPERVALU, Inc., Expires 7/22/06, Strike 35.00	3,006	351,691	(97,695)
Swift Transportation Co., Expires 4/22/06, Strike 22.50	3,715	398,565	(148,600)
Tellabs Inc., Expires 06/17/06, Strike 15.00	5,430	457,300	(895,950)
Teradyne, Inc., Expires 4/22/06, Strike 15.00	4,495	784,801	(449,500)
Teva Pharmaceutical Industries, Ltd. ADR, Expires 06/17/06, Strike 40.00	515	178,699	(128,750)
Texas Instruments, Inc., Expires 07/22/06, Strike 30.00	2,070	480,225	(786,600)
Thoratic Corp., Expires 07/22/06, Strike 22.50	305	38,171	(22,113)
Time Warner, Inc., Expires 07/22/06, Strike 17.00	2,455	281,089	(159,575)
Tyco International, Ltd., Expires 7/22/06, Strike 27.50	945	78,905	(103,950)
Veeco Insturments, Inc., Expires 4/22/06, Strike 17.50	3,764	364,051	(2,220,760)
Weight Watchers International, Inc., Expires 4/22/06, Strike 50.00	2,020	387,824	(343,400)
Wellpoint, Inc., Expires 6/17/06, Strike 75.00	580	320,150	(292,900)
Wm. Wrigley Jr. Co., Expires 6/17/06, Strike 65.00	780	139,931	(152,100)
Wyeth, Expires 04/22/06, Strike 47.50	1,425	213,031	(206,625)
Total Call Options Written (premiums recieved, $28,709,223)			$(37,642,763)
Other Assets, Less Liabilities — (0.0)%			$(345,688)
Net Assets — 100.0%			$938,245,564

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for outstanding options written.
(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$935,327,397
Gross unrealized appreciation	$71,037,443
Gross unrealized depreciation	(30,130,825)
Net unrealized appreciation	$40,906,618

Written call option activity for the period ended March 31, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	153,413	$27,803,143
Options written	135,047	27,888,284
Options terminated in closing purchase transactions	(180,087)	(17,593,108)
Options exercised	38,166	(9,389,096)
Outstanding, end of period	146,539	$28,709,223

At March 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer and Principal Financial Officer
Date:	May 24, 2006